Related party transactions (Tables)	12 Months Ended
Mar. 25, 2017
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder (d)	$—	$503	$189
Management fees to related parties (b)	154	155	238
Consultant fees to a related party (e)	150	173	175
Expense reimbursement to a related party (f)	178	201	241
Interest expense on cash advance received from controlling shareholder (c)	165	165	165
Compensation paid to a related party (h)	67	—	136

Balances:
Accounts payable to supplier related to shareholder (d)	—	17	—
Accounts payable to related parties	57	38	447
Interest payable on cash advance received from controlling shareholder	24	25	136